Supplemental Cash Flow Information -Summary Of Detailed Information About Non Cash Investing And Financing Activities (Detail ) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
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Capitalized share-based payments	$ 9,889	$ 6,911
Exploration and evaluation asset expenditures included in accounts payable and accrued liabilities	18,726	(5,877)
Interest expense included in accounts payable and accrued liabilities	2,594	1,931
Decommissioning and restoration provision included in exploration and evaluation assets	5,365
Shares issued for convertible debenture interest payments	(16,061)	(10,235)
Lease extension	$ 3,907
Issuance of convertible debentures		330,916
Purchase of U3O8 strategic inventory		$ (341,150)